Share-Based Compensation	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Share-Based Compensation

9. SHARE-BASED COMPENSATION

2015 Share Option Plan

On March 9, 2015, the Group adopted the 2015 Share Option Plan ("2015 Plan"), under which the maximum number of shares that may be granted is 59,899,375 shares. The vesting schedules ranged from two to five years with the options vesting on various dates during the vesting period.

2018 Share Option Plan

On January 12, 2018, the Group adopted the 2018 Share Option Plan ("2018 Plan"), under which the maximum number of shares that may be granted is 25,703,602 shares. The vesting schedules under the 2018 Plan are the same as the 2015 Plan.

2020 Share Incentive Plan

On November 12, 2020, the Group adopted the 2020 Share Incentive Plan, which was subsequently amended on March 8, 2022 ("2020 Plan"), under which the maximum number of shares that may be granted is initially 20,521,221 shares, plus an annual increase on the first day of each fiscal year of the Company during the term of the 2020 Plan commencing with the fiscal year beginning January 1, 2021, by an amount equal to 2.0% of the total number of issued and outstanding shares, on an as-converted and fully diluted basis, on the last day of the immediately preceding fiscal year and the number of ordinary shares repurchased by the Group from time to time pursuant to share repurchase programs of the Group, or such lesser number as determined by the chief executive officer of the Group.

The vesting schedules and vesting conditions under the 2020 Plan shall be determined by the plan administrator, which are specified in the relevant award agreements.

The following table summarized the Group's share option activities for the year ended December 31, 2024:

	Number of options	Weighted average exercise price	Weighted average remaining contract life	Weighted average grant date fair value	Aggregate intrinsic value
		US$		US$	US$
Outstanding as of January 1, 2024	33,370,775	0.21	6.07	0.88	997,133
Granted*	37,400,000	0.0014		0.05
Forfeited	(4,139,084)	0.0014		0.26
Exercised	(1,416,600)	0.0014		0.96
Outstanding as of December 31, 2024	65,215,091	0.11	7.50	0.44	1,570,990
Vested and expect to vest as of December 31, 2024	65,215,091	0.11	7.50	0.44	1,570,990
Exercisable as of December 31, 2024	37,750,238	0.18	6.24	0.66	880,819

* In October 2024, the Group granted 7,500,000 options to certain employees with performance conditions related to each recipient’s performance results for the year ended December 31, 2024. Additionally in October 2024, the Group granted 5,000,000 options to one officer with market condition. The market condition will be satisfied upon the Group’s achievement of a specified market capitalization for a specified period while the recipient remains employed by the Group.

In determining the fair value of the share options, the binomial option pricing model was applied. The key assumptions used to determine the fair value of the options at the respective grant dates in 2022, 2023 and 2024 were as follows:

	For the years ended December 31
Grant date	2022	2023	2024
Expected volatility	58.0%~59.0%	61.2%	92.51%~106.51%
Risk-free interest rate	2.75%~2.84%	2.9%	3.96%~4.09%
Exercise multiples	2.2~2.8	2.2	2.2~92.2
Expected dividend yield	0.0%	0.0%	0.0%
Life of options	10 years	10 years	10 years
Fair value of underlying ordinary shares	$0.09~$0.24	$0.19	$0.03~$0.05

9. SHARE-BASED COMPENSATION - continued

2020 Share Incentive Plan - continued

(1) Expected volatility

The volatility of the underlying ordinary shares during the lives of the options was estimated based on the historical stock price volatility of comparable listed companies over a period comparable to the expected term of the options.

(2) Risk-free interest rate

Risk-free interest rate was estimated based on the daily treasury long term rate of the U.S. Treasury Department with a maturity period close to the expected term of the options, plus the country default spread of China.

(3) Exercise multiples

Exercise multiple represents the value of the underlying share as a multiple of exercise price of the option which, if achieved, results in exercise of the option.

(4) Dividend yield

The dividend yield was estimated by the Group based on its expected dividend policy over the expected term of the options.

(5) Life of options

Life of options was extracted from option agreements.

Modification of options in 2022

In February 2022, the Company's board of directors approved the accelerated vesting and continued vesting of the options previously granted to staff who left the Group, according to which, all remaining unvested portions of the options as of the date of the termination of their employment were allowed to vest immediately or vest continuously after change in their employment status.

The Company accounted for the above modifications as improbable to probable (Type III) modifications as the staff who left the Group would have forfeited their awards upon termination of their employments under the original terms of the option agreements. The incremental cost related to those options is equal to the fair value of the modified awards on the modification date. This incremental compensation cost is recognized immediately upon the termination of employment or continuously vested and recognized after change in their employment status.

The total incremental cost as a result of the modification amounted to RMB3,750. The Company recorded compensation expense amounting to RMB2,638, RMB741 and RMB335 related to this modification for the years ended December 31, 2022, 2023 and 2024, respectively.

The Group recorded compensation expense of RMB58,880, RMB41,841 and RMB35,680 for the years ended December 31, 2022, 2023 and 2024, respectively related to share options.

As of December 31, 2023 and 2024, the unrecognized compensation expense related to share options amounted to RMB60,386 and RMB32,842, respectively, which will be recognized over a weighted-average period of 2.32 years and 1.74 years, respectively.

9. SHARE-BASED COMPENSATION - continued

2020 Share Incentive Plan - continued

Employee Benefit Trust

The Company established three trusts, namely, 17 Prosperity Limited, Alouette Limited, and Great Merit Group Limited, which are controlled by the Company as vehicles to hold shares that will be used to provide incentives and rewards to management team members who contribute to the success of the Company's operations (the "Shareholding Platforms"). The Shareholding Platforms have no activities other than administrating the incentive programs and do not have any employees. On behalf of the Company and subject to approvals from its board of directors, advisory committee was set up for each Shareholding Platform, who holds the authority and responsibility to process the eligible participants to whom awards will be granted, the number of shares, the terms and conditions of such awards.

In June and October 2020, the Group granted 32,855,200 restricted shares to certain management (the "Selected Management") to replace options previously granted under the 2015 and 2018 plan. The purchase price of the restricted shares of US$0.0014 per share is the exercised price of the original options and was paid by the Selected Management at the time the restricted shares were granted. The vesting and other requirements imposed on the restricted shares were the same as those under the original option granted. As a result, the Group accounted for the issuance of restricted shares in exchange of the options of the Selected Management as a modification. Incremental compensation expense as a result of this modification was immaterial.

The restricted shares received by the Selected Management were immediately transferred to the Shareholding Platforms. All shareholder rights of the nonvested restricted shares, including but not limited to voting rights and dividend rights, are unconditionally waived until the shares are vested. As a result, all nonvested shares held by the Shareholding Platforms are solely for purpose of future issuance to employees once they vest, and have been treated as treasury shares in the consolidated financial statements.

In July 2024, the Group terminated these three trusts. Consequently, all vested and nonvested restricted shares released from the Shareholding platform upon termination were issued directly to the Selected Management. Regarding the nonvested restricted shares released from the Shareholding Platforms on the termination date, the Group concurrently entered into new restricted share agreements with the Selected Management. The Group determined there is no change in the fair value of the restricted shares immediately before and after the termination of the trusts and concurrent issuance of the nonvested restricted shares. The Group concluded that the termination and concurrent issuance of the nonvested restricted shares has no accounting impact as the vesting condition and the restriction imposed under the new restricted share agreements were identical to those originally stipulated in the declaration of the trusts.

In December 2024, the Company's board of directors further approved the accelerated vesting of 240,440 nonvested restricted shares released from these three trusts for certain recipients under the new restricted share agreements. As a result, the restricted shares granted to theses recipients were fully vested and a share-based compensation expenses of RMB6,861 was recognized immediately upon the acceleration. The Group determined the accelerated vesting for the nonvested restricted shares was only a modification to shorten the requisite service period and did not convey incremental value to the recipients. Therefore, no incremental compensation cost was recognized in connection with the modification.

9. SHARE-BASED COMPENSATION - continued

The following table summarized the Group's activities of restricted shares held by the Shareholding Platform for the year ended December 31, 2024:

	Number of Restricted Shares	Grant date fair value per share
		US$
Outstanding as of January 1, 2024	1,243,080	3.8
Granted	—	—
Vested	(1,009,747)	3.7
Forfeited	(100,000)	4.2
Outstanding as of December 31, 2024	133,333	4.2

The share-based compensation expenses recognized for these restricted shares for the years ended December 31, 2022, 2023 and 2024, were RMB70,678, RMB41,854 and RMB26,237, respectively.

As of December 31, 2023 and 2024, the unrecognized compensation expense related to the restricted shares amounted to RMB31,905 and RMB4,086, respectively, which will be recognized over a weighted-average period of 0.80 years and 0.83 years, respectively.

Total share-based compensation expense of share options and restricted shares recognized for the years ended December 31, 2022, 2023 and 2024 were as follows:

	For the years ended December 31
	2022	2023	2024
Sales and marketing expenses	17,305	17,243	10,204
Research and development expenses	28,624	26,954	14,656
General and administrative expenses	83,629	39,498	37,057
	129,558	83,695	61,917